Condensed Financial Information of Deswell Industries, Inc. (Narrative) (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Net assets of subsidiaries restricted from transfer to the parent company	$ 76,674	$ 77,255		¥ 479	¥ 479
Jetcrown Industrial [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	$ 120	$ 120	$ 120